Cash and cash equivalents And Restricted cash	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

3.        Cash and cash equivalents and Restricted cash

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise the following:

	December 31,
	2020	2019
Cash on hand	13	10
Cash at banks	19,024	2,356
Total	19,037	2,366

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

The fair value of cash and cash equivalents as at December 31, 2020 and 2019, was $19,037 and $2,366, respectively. In addition, as of December 31, 2020, the Company had available $14,200 (2019: $11,100) of undrawn borrowing facilities (note 11).

As at December 31, 2020, the Company had pledged an amount of $2,066, in order to fulfil collateral requirements. The fair value of the restricted cash as at December 31, 2020, was $2,066, $1,250 included in non-current assets and $816 included in current assets ($1,250 included in non-current assets and $1,185 included in current assets as at December 31, 2019). The cash and cash equivalents are held with reputable bank and financial institution counterparties with high ratings.